INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX EXPENSE
Schedule of income tax expense on consolidated statement of income

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Current tax
- Provision for the year	27,241	15,021	14,209
- Adjustment of prior years	(719)	(467)	(117)
Deferred taxation (Note 25)	(6,244)	3,385	(7,873)
	20,278	17,939	6,219

Schedule of reconciliation between actual income tax and expected income tax expense

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Earnings before income tax	99,339	90,022	48,143
Expected PRC income tax expense at a statutory tax rate of 25%	24,835	22,506	12,036
Tax effect of non-deductible expenses	2,359	2,321	3,274
Tax effect of non-taxable income (i)	(5,033)	(4,458)	(8,330)
Tax effect of preferential tax rate (ii)	(1,259)	(2,003)	(1,011)
Effect of income taxes at foreign operations	77	(312)	(730)
Tax effect of utilization of previously unrecognized tax losses and temporary differences	(779)	(335)	(65)
Tax effect of tax losses not recognized	609	498	1,087
Write-down of deferred tax assets	188	189	75
Adjustment of prior years	(719)	(467)	(117)
Actual income tax expense	20,278	17,939	6,219

Notes:

(i)

For the year ended December 31, 2020, the tax effect of non-taxable income includes the tax exempt investment income of joint ventures and associates and the tax exempt part of the gain related to the disposal of oil and gas pipeline and ancillary facilities.

(ii)

The provision for PRC current income tax is based on a statutory income tax rate of 25% of the assessable income of the Group as determined in accordance with the relevant income tax rules and regulations of the PRC, except for certain entities of the Group in western regions in the PRC are taxed at preferential income tax rate of 15% through the year 2020. According to Announcement [2020] No. 23 of the MOF “Announcement of the MOF, the State Taxation Administration and the National Development and Reform Commission on continuation of the income tax policy of western development enterprises”, the preferential tax rate of 15% extends from January 1, 2021 to December 31, 2030.